Insurance Contract Liabilities and Reinsurance Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Insurance Contract Liabilities and Reinsurance Assets	The components of gross and net insurance contract liabilities are shown below.

As at December 31,	2019	2018
Insurance contract liabilities	$336,156	$313,737
Benefits payable and provision for unreported claims	4,229	4,398
Policyholder amounts on deposit	10,776	10,519
Gross insurance contract liabilities	351,161	328,654
Reinsurance assets (1)	(41,353)	(42,925)
Net insurance contract liabilities	$309,808	$285,729

Summary of Composition of Insurance Contract Liabilities and Reinsurance Assets by Line of Business and Reporting Segment
The composition of insurance contract liabilities and reinsurance assets by the line of business and reporting segment is as follows.
Gross insurance contract liabilities

	Individual insurance
As at December 31, 2019	Participating	Non- participating	Annuities and pensions	Other insurance contract liabilities (1)	Total, net of reinsurance ceded	Total reinsurance ceded	Total, gross of reinsurance ceded
Asia	$46,071	$32,887	$5,915	$3,064	$87,937	$1,432	$89,369
Canada	12,012	39,655	17,871	13,759	83,297	286	83,583
U.S.	8,734	66,163	14,763	49,199	138,859	39,411	178,270
Corporate and Other	–	(609)	36	288	(285)	224	(61)
Total, net of reinsurance ceded	66,817	138,096	38,585	66,310	309,808	$41,353	$351,161
Total reinsurance ceded	9,869	13,588	16,850	1,046	41,353
Total, gross of reinsurance ceded	$76,686	$151,684	$55,435	$67,356	$351,161

	Individual insurance
As at December 31, 2018	Participating	Non- participating	Annuities and pensions	Other insurance contract liabilities (1)	Total, net of reinsurance ceded	Total reinsurance ceded	Total, gross of reinsurance ceded
Asia	$38,470	$29,547	$5,062	$3,048	$76,127	$1,332	$77,459
Canada	10,743	34,677	18,339	12,869	76,628	(202)	76,426
U.S.	8,673	63,412	16,125	44,932	133,142	41,695	174,837
Corporate and Other	–	(601)	46	387	(168)	100	(68)
Total, net of reinsurance ceded	57,886	127,035	39,572	61,236	285,729	$42,925	$328,654
Total reinsurance ceded	11,596	12,303	17,927	1,099	42,925
Total, gross of reinsurance ceded	$69,482	$139,338	$57,499	$62,335	$328,654

(1)	Other insurance contract liabilities include group insurance and individual and group health including long-term care insurance.

Summary of Carrying Value of Assets Backing Net Insurance Contract Liabilities, Other Liabilities and Capital
The following table presents the carrying value of assets backing net insurance contract liabilities, other liabilities and capital.

	Individual insurance
As at December 31, 2019	Participating	Non- participating	Annuities and pensions	Other insurance contract liabilities (1)	Other liabilities (2)	Capital (3)	Total
Assets
Debt securities	$34,169	$74,113	$19,865	$31,620	$8,828	$29,527	$198,122
Public equities	10,907	6,453	204	253	381	4,653	22,851
Mortgages	2,921	12,140	5,203	7,916	21,165	31	49,376
Private placements	4,658	16,020	6,957	9,122	1,090	132	37,979
Real estate	3,336	6,446	1,082	1,731	113	220	12,928
Other	10,826	22,924	5,274	15,668	410,376	22,806	487,874
Total	$66,817	$138,096	$38,585	$66,310	$441,953	$57,369	$809,130

	Individual insurance
As at December 31, 2018	Participating	Non- participating	Annuities and pensions	Other insurance contract liabilities (1)	Other liabilities (2)	Capital (3)	Total
Assets
Debt securities	$30,934	$67,387	$20,469	$28,435	$10,061	$28,308	$185,594
Public equities	8,416	5,562	172	262	589	4,178	19,179
Mortgages	2,218	11,111	4,972	8,732	21,295	35	48,363
Private placements	4,151	14,131	6,960	8,581	1,772	159	35,754
Real estate	3,106	6,028	1,214	1,799	397	233	12,777
Other	9,061	22,816	5,785	13,427	374,418	23,097	448,604
Total	$57,886	$127,035	$39,572	$61,236	$408,532	$56,010	$750,271

(1)	Other insurance contract liabilities include group insurance and individual and group health including long-term care insurance.
(2)
Other liabilities are
non-insurance
contract liabilities which include segregated funds, bank deposits, long-term debt, deferred tax liabilities, derivatives, investment contracts, embedded derivatives and other miscellaneous liabilities.

(3)	Capital is defined in note 12.

Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions
Potential impact on net income attributed to shareholders arising from changes to non-economic
assumptions
(1)

As at December 31,	Decrease in net income attributed to shareholders
	2019		2018
Policy related assumptions
2% adverse change in future mortality rates (2),(4)
Products where an increase in rates increases insurance contract liabilities	$	( 5 00)	$(500)
Products where a decrease in rates increases insurance contract liabilities		(500)	(500)
5% adverse change in future morbidity rates (incidence and termination) (3),(4),(5)		(5,100)	(4,800)
10% adverse change in future policy termination rates (4)		(2,400)	(2,200)
5% increase in future expense levels		(600)	(600)

(1)
The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in non-economic
assumptions. Experience gains or losses would generally result in changes to future dividends, with no direct impact to shareholders.

(2)
An increase in mortality rates will generally increase policy liabilities for life insurance contracts whereas a decrease in mortality rates will generally increase policy liabilities for policies with longevity risk such as payout annuities.

(3)
No amounts related to morbidity risk are included for policies where the policy liability provides only for claims costs expected over a short period, generally less than one year, such as Group Life and Health.

(4)
The impacts of the adverse sensitivities on LTC for morbidity, mortality and lapse do not assume any partial offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval. In practice, the Company would plan to file for rate increases equal to the amount of deterioration resulting from the sensitivity.

(5)	This includes a 5% deterioration in incidence rates and 5% deterioration in claim termination rates.

Summary of Actuarial Methods and Assumptions
The completion of the 2019 annual review of actuarial methods and assumptions resulted in an increase in insurance contract liabilities of $74, net of reinsurance, and a decrease in net income attributed to shareholders of $21 post-tax.

	Change in insurance contract liabilities, net of reinsurance
For the year ended December 31, 2019	Total	Attributed to participating policyholders’ account	Attributed to shareholders’ account	Change in net income attributed to shareholders (post-tax)
Long-term care triennial review	$ 11	$ –	$ 11	$ (8)
Mortality and morbidity updates	25	47	(22)	14
Lapses and policyholder behaviour	135	17	118	(75)
Investment return assumptions	12	81	(69)	70
Other updates	(109)	(163)	54	(22)
Net impact	$ 74	$ (18)	$ 92	$ (21)

	Change in insurance contract liabilities, net of reinsurance
For the year ended December 31, 2018	Total	Attributed to participating policyholders’ account	Attributed to shareholders’ account	Change in net income attributed to shareholders (post-tax)
Mortality and morbidity updates	$ 319	$ (192)	$ 511	$ (360)
Lapses and policyholder behaviour	287	–	287	(226)
Investment return assumptions	(96)	50	(146)	143
Other	(684)	(94)	(590)	392
Net impact	$ (174)	$ (236)	$ 62	$ (51)

Summary of Insurance Contract Liabilities, Payments Due by Period
Insurance contracts give rise to obligations fixed by agreement. As at December 31, 2019, the Company’s contractual obligations and commitments relating to insurance contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Insurance contract liabilities (1)	$9,682	$12,084	$16,587	$758,687	$797,040

(1)
Insurance contract liability cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, commissions and premium taxes offset by contractual future premiums on in-force
contracts. These estimated cash flows are based on the best estimate assumptions used in the determination of insurance contract liabilities. These amounts are undiscounted and reflect recoveries from reinsurance agreements. Due to the use of assumptions, actual cash flows may differ from these estimates. Cash flows include embedded derivatives measured separately at fair value.

Summary of Gross Claims and Benefits
The following table presents a breakdown of gross claims and benefits.

For the years ended December 31,	2019	2018
Death, disability and other claims	$15,752	$15,174
Maturity and surrender benefits	8,433	7,722
Annuity payments	4,030	4,262
Policyholder dividends and experience rating refunds	1,445	1,809
Net transfers from segregated funds	(1,000)	(1,089)
Total	$28,660	$27,878

Long term care [member]
Statement [LineItems]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions
Potential impact on net income attributed to shareholders arising from changes to non-economic
assumptions for Long-Term Care included in the above table
(1),(2)

As at December 31,	Decrease in net income attributed to shareholders
	2019	2018
Policy related assumptions
2% adverse change in future mortality rates	$(300)	$(200)
5% adverse change in future morbidity incidence rates	(2,500)	(1,700)
5% adverse change in future morbidity claims termination rates	(2,200)	(2,800)
10% adverse change in future policy termination rates	(400)	(400)
5% increase in future expense levels	(100)	(100)

(1)
The impacts of the adverse sensitivities on LTC for morbidity, mortality and lapse do not assume any partial offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval. In practice, the Company would plan to file for rate increases equal to the amount of deterioration resulting from the sensitivities.

(2)	The impact of favourable changes to all the sensitivities is relatively symmetrical.

Life insurance contracts [Member]
Statement [LineItems]
Summary of Change in Insurance Contract Liabilities
The change in insurance contract liabilities was a result of the following business activities and changes in actuarial estimates.

For the year ended December 31, 2019	Net actuarial liabilities	Other insurance contract liabilities (1)	Net insurance contract liabilities	Reinsurance assets	Gross insurance contract liabilities
Balance, January 1	$272,761	$12,968	$285,729	$42,925	$328,654
New policies (2)	3,251	–	3,251	521	3,772
Normal in-force movement (2)	30,171	750	30,921	(972)	29,949
Changes in methods and assumptions (2)	74	–	74	927	1,001
Impact of changes in foreign exchange rates	(9,668)	(499)	(10,167)	(2,048)	(12,215)
Balance, December 31	$296,589	$13,219	$309,808	$41,353	$351,161

For the year ended December 31, 2018	Net actuarial liabilities	Other insurance contract liabilities (1)	Net insurance contract liabilities	Reinsurance assets	Gross insurance contract liabilities
Balance, January 1	$263,091	$11,155	$274,246	$30,359	$304,605
New policies (3)	3,269	–	3,269	388	3,657
Normal in-force movement (3)	2,044	985	3,029	(1,150)	1,879
Changes in methods and assumptions (3)	(173)	(1)	(174)	(608)	(782)
Impact of annuity coinsurance transactions	(11,156)	–	(11,156)	11,156	–
Impact of changes in foreign exchange rates	15,686	829	16,515	2,780	19,295
Balance, December 31	$272,761	$12,968	$285,729	$42,925	$328,654

(1)	Other insurance contract liabilities are comprised of benefits payable and provision for unreported claims and policyholder amounts on deposit.
(2)
In 2019, the $33,727 increase reported as the change in insurance contract liabilities on the Consolidated Statements of Income primarily consists of changes due to normal in-force
movement, new policies and changes in methods and assumptions. These three items in the gross insurance contract liabilities were netted off by an increase of $34,721, of which $34,056 is included in the Consolidated Statements of Income increase in insurance contract liabilities and $665 is included in gross claims and benefits. The Consolidated Statements of Income change in insurance contract liabilities also includes the change in embedded derivatives associated with insurance contracts.

(3)
In 2018, the $2,907 increase reported as the change in insurance contract liabilities on the Consolidated Statements of Income primarily consists of changes due to normal in-force
movement, new policies and changes in methods and assumptions. These three items in the gross insurance contract liabilities were netted off by an increase of $4,754, of which $3,632 is included in the Consolidated Statements of Income increase in insurance contract liabilities and $1,122 is included in gross claims and benefits. The Consolidated Statements of Income change in insurance contract liabilities also includes the change in embedded derivatives associated with insurance contracts. The Company finalized its estimate of U.S. Tax reform which resulted in a $196 pre-tax
($154
post-tax)
increase in insurance contract liabilities, refer to note 16.